Trade and Other Receivables	12 Months Ended
Jun. 30, 2025
Subclassifications of assets, liabilities and equities [abstract]
Trade and Other Receivables	Trade and Other Receivables

	2025 £’000	2024 £’000
Trade receivables	£151,199	£149,855
Prepayments	11,205	11,499
Accrued income	23,973	14,194
Research and development tax credit	8,481	4,884
Grant receivable	6,551	4,892
Other receivables	8,114	8,349
Total trade and other receivables	£209,523	£193,673
Trade receivables are non-interest-bearing and are generally on 30 to 90 day terms depending on the geographical territory in which sales are generated. The carrying value of trade and other receivables also represents their fair value.
Trade receivables are disclosed net of expected credit loss allowance for doubtful debts, as shown below. Credit loss rates have been established for trade receivables and accrued income based on historic loss rates. In addition, certain balances (where there was objective evidence of credit impairment linked to the ageing of the debtor balance and an analysis of the debtors’ current financial position) have been provided for on an individual basis.
Trade receivables and accrued income represent client contract assets. Other than the expected credit loss allowance discussed above, and business-as-usual movements there were no significant changes in contract assets during the year.
Of the £24.0 million accrued income balance as of 30 June 2025 (£14.2 million as of 30 June 2024), none arises from acquired companies during the reporting period (£0.2 million as of 30 June 2024). Accrued income is converted into trade receivables on invoicing clients for the work performed.
As of 30 June 2025, the Group recognized £3.7 million within accrued income related to a long-term contract. This amount represents a portion of revenue recognized using the percentage of completion method, in accordance with IFRS 15. Revenue was recognized based on the ratio of costs incurred to date relative to the total estimated costs required to fulfill the contract, which management considers a measure of progress toward satisfying the Group’s performance obligations under the arrangement.
Historically, revenue from this contract had been recognized on a straight-line basis over time. However during the year ended June 30, 2025 management determined that sufficient information was available to make a more reliable estimate of contract progress and the costs required to fulfil the arrangement.
Management assessed that the level of judgment required in applying this revenue recognition approach does not constitute a significant judgment under IFRS 15, due to the relative size of the contract in the context of the Group’s total revenue. Furthermore, the amount recognized in accrued income as of 30 June 2025 is not considered material. No revenue related to this contract was recognized in accrued income as of 30 June 2024.
The total research and development tax credit receivable as of 30 June 2025 is £11.0 million (£11.1 million as of 30 June 2024), out of which £2.5 million is receivable in a period of over one year from the balance sheet date and presented under non-current financial assets and other receivables (£6.2 million as of 30 June 2024).
The total prepayments as of 30 June 2025 are £13.3 million (£14.7 million as of 30 June 2024), out of which £2.1 million are to be realised in a period of over one year from the balance sheet date and presented under non-current financial assets and other receivables (£3.2 million as of 30 June 2024).
The following table presents the trade receivables and accrued income aging intervals and the allocation of the expected credit loss allowance as of 30 June 2025 and 30 June 2024:

	2025 £’000		2024 £’000
	Trade receivables and accrued income - gross	Expected credit loss allowance	Trade receivables and accrued income - gross	Expected credit loss allowance
Current	139,532	—	137,482	(66)
1 - 30 days overdue	11,479	—	11,759	(1)
31 - 60 days overdue	9,241	(105)	9,045	(126)
61 - 90 days overdue	6,547	(133)	2,605	(87)
Over 90 days overdue	13,354	(4,743)	6,222	(2,784)
Total	180,153	(4,981)	167,113	(3,064)

The gross and net amounts of trade receivables and accrued income were as follows:

	2025 £’000	2024 £’000
Trade receivables - gross	£156,180	£152,919
Expected credit loss allowance	(4,981)	(3,064)
Trade receivables - net	£151,199	£149,855

	2025 £’000	2024 £’000
Accrued income - gross	£23,973	£14,194
Expected credit loss allowance	—	—
Accrued income - net	£23,973	£14,194
Movements in the expected credit loss allowance were as follows:

	2025 £’000	2024 £’000
As at 1 July	£3,064	£4,494
Provided in the year	4,223	2,570
Released in the year	(1,895)	(2,228)
Utilised in the year	(313)	(1,665)
Effect of foreign exchange translations	(98)	(107)
As at 30 June	£4,981	£3,064